STRADLEY RONON STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103 (215) 564-8000

July 30, 2009

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re: Optimum Fund Trust (the "Trust")
File Nos. 333-104654 and 811-21335
Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 9 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on July 29, 2009.

     Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Sincerely,

/s/ Jonathan M. Kopcsik Jonathan M. Kopcsik

cc: David F. Connor Bruce G. Leto